Property, Plant, and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of property, plant and equipment

Property, plant, and equipment consist of the following:

(in thousands)	June 30, 2018	December 31, 2017
Buildings and land	$579	$579
Enterprise hardware and software	1,743	1,744
Leaseholds	1,702	1,705
Equipment	979	971
Furniture	199	175

Property, plant and equipment, gross	5,202	5,174
Accumulated depreciation	(4,103)	(3,876)

Property, plant and equipment, net	$1,099	$1,298

Property, plant, and equipment consists of:

(in thousands)	December 31, 2017	December 31, 2016
Buildings and land	$579	$556
Enterprise hardware and software	1,744	1,532
Leaseholds	1,705	1,504
Equipment	971	940
Furniture	175	354

Property, plant and equipment, gross	5,174	4,886
Accumulated depreciation	(3,876)	(3,803)

Property, plant and equipment, net	$1,298	$1,083